WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (Percentages shown based on Fund net assets)	June 30, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 95.2%
Alabama - 2.0%
Alabama State Corrections Institution Finance Authority Revenue, Series A	5.000%	7/1/42	$9,250,000	$9,988,026
Black Belt Energy Gas District, AL, Gas Project Revenue Bonds, Project #6, Series B	4.000%	12/1/26	2,125,000	2,106,512	(a)(b)
Jefferson County, AL, Sewer Revenue:
Convertible CAB, Subordinated Lien, Warrants, Step bond, Series F, Refunding (0.000% to 10/1/23 then 7.900%)	0.000%	10/1/50	9,000,000	9,366,671
Subordinated Lien Warrants, Series D	5.000%	10/1/23	4,000,000	4,010,265
Southeast Alabama Gas Supply District, Gas Supply Revenue, Project #2, Series A	4.000%	6/1/24	25,125,000	25,078,564	(a)(b)

Total Alabama				50,550,038

Alaska - 0.4%
Alaska State Housing Finance Corp. Revenue:
State Capital Project, Series B	4.000%	12/1/35	1,000,000	1,021,733
State Capital Project, Series B	4.000%	12/1/36	750,000	762,283
State Capital Project II, Series B	5.000%	12/1/37	750,000	808,104
Northern Tobacco Securitization Corp., AK, Revenue:
Asset Backed Senior Bonds, Class 1, Series A, Refunding	5.000%	6/1/26	1,085,000	1,131,409
Asset Backed Senior Bonds, Class 1, Series A, Refunding	5.000%	6/1/27	1,000,000	1,056,906
Asset Backed Senior Bonds, Class 1, Series A, Refunding	5.000%	6/1/28	1,650,000	1,765,760
Asset Backed Senior Bonds, Class 1, Series A, Refunding	5.000%	6/1/29	1,250,000	1,353,170
Asset Backed Senior Bonds, Class 1, Series A, Refunding	5.000%	6/1/30	1,750,000	1,915,469

Total Alaska				9,814,834

Arizona - 2.4%
Arizona State IDA, Education Revenue:
Academies Math & Science Project, Refunding, SD Credit Program	5.000%	7/1/37	700,000	716,384
Basis School Project, Credit Enhanced, SD Credit Program, Refunding, SD Credit Program	5.000%	7/1/37	850,000	880,913
Lincoln South Beltway Project	5.000%	2/1/24	2,000,000	2,020,393
Lincoln South Beltway Project	5.000%	8/1/24	2,000,000	2,039,283

See Notes to Schedule of Investments.

Western Asset Intermediate-Term Municipals Fund 2023 Quarterly Report	1

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	June 30, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Arizona - (continued)
Lincoln South Beltway Project	5.000%	2/1/25	$1,500,000	$1,543,379
Arizona State IDA, Hospital Revenue:
Phoenix Children’s Hospital Project	5.000%	2/1/36	1,100,000	1,215,536
Phoenix Children’s Hospital Project	5.000%	2/1/40	1,300,000	1,380,827
Chandler, AZ, IDA Revenue:
Intel Corp. Project	2.700%	8/14/23	8,000,000	7,984,897	(a)(b)(c)
Intel Corp. Project	5.000%	6/3/24	8,900,000	8,969,322	(a)(b)(c)
Intel Corp. Project	5.000%	9/1/27	6,500,000	6,653,940	(a)(b)(c)
Navajo Nation, AZ, Revenue, Series A, Refunding	5.000%	12/1/25	3,400,000	3,452,388	(d)
Phoenix, AZ, Civic Improvement Corp., Airport Revenue:
Junior Lien, Refunding	5.000%	7/1/27	4,000,000	4,072,483
Senior Lien, Series 2018	5.000%	7/1/36	3,715,000	3,916,332	(c)
Senior Lien, Series 2018	5.000%	7/1/37	4,300,000	4,507,718	(c)
Senior Lien, Series 2018	5.000%	7/1/38	5,085,000	5,323,148	(c)
Phoenix, AZ, IDA, Great Hearts Academies, Refunding	5.000%	7/1/36	1,600,000	1,613,317
Salt Verde, AZ, Financial Corp., Natural Gas Revenue, Series 2007	5.000%	12/1/32	3,665,000	3,891,900

Total Arizona				60,182,160

Arkansas - 0.2%
Arkansas State Development Finance Authority Revenue, United States Steel Corporation Project, Green Bonds	5.700%	5/1/53	5,250,000	5,332,228	(c)

California - 7.7%
Alameda, CA, Corridor Transportation Authority Revenue:
Second Subordinated Lien, Series B, Refunding	5.000%	10/1/34	3,000,000	3,097,022
Second Subordinated Lien, Series B, Refunding	5.000%	10/1/36	4,200,000	4,307,017
Anaheim, CA, Housing & Public Improvements Authority, Sewer Revenue, Refunding	5.000%	2/1/36	2,060,000	2,238,066
Anaheim, CA, Public Financing Authority Lease Revenue:
Series A, Refunding	5.000%	5/1/28	1,100,000	1,118,241	(e)
Series A, Refunding	5.000%	5/1/29	1,255,000	1,275,812	(e)
Series A, Refunding	5.000%	5/1/30	1,700,000	1,728,191	(e)
Series A, Refunding	5.000%	5/1/31	1,850,000	1,880,679	(e)

See Notes to Schedule of Investments.

2	Western Asset Intermediate-Term Municipals Fund 2023 Quarterly Report

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	June 30, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - (continued)
Bay Area Toll Authority, CA, Toll Bridge Revenue, San Francisco Bay Area, Series B-1 (SIFMA Municipal Swap Index Yield + 1.100%)	5.110%	4/1/24	$2,975,000	$2,979,132	(a)(b)
California State Community Choice Financing Authority Revenue:
Clean Energy Project, Green Bonds, Climate Bond Certified, Series A	4.000%	12/1/27	2,300,000	2,291,091	(a)(b)
Clean Energy Project, Green Bonds, Series A-1	4.000%	8/1/28	2,250,000	2,250,974	(a)(b)
Clean Energy Project, Green Bonds, Series B-1	5.000%	8/1/29	8,300,000	8,725,046	(a)(b)
California State Infrastructure & Economic Development Bank Revenue, UCSF 2130 Third Street	5.000%	5/15/42	6,000,000	6,416,188
California State MFA Lease Revenue, Orange County, CA, Civic Center Infrastructure Improvement Program	5.000%	6/1/43	3,000,000	3,189,965
California State MFA Revenue:
Senior Lien, LINXS APM Project, Series A	5.000%	12/31/34	4,550,000	4,754,558	(c)
Senior Lien, LINXS APM Project, Series A	5.000%	12/31/43	4,500,000	4,573,294	(c)
California State MFA Special Facility Revenue, United Airlines, Inc., Los Angeles International Airport Project	4.000%	7/15/29	500,000	495,097	(c)
California State PCFA Water Furnishing Revenue:
Poseidon Resources	5.000%	7/1/27	7,060,000	7,103,662	(c)(d)
San Diego County Water Authority Desalination Project, Refunding	5.000%	7/1/39	1,500,000	1,536,843	(d)
California State, GO, Various Purpose, Refunding	4.000%	11/1/36	2,735,000	2,799,674
California Statewide CDA Revenue, Provident Group-Pomona Properties LLC, Series A	5.600%	1/15/36	8,180,000	8,179,271	(d)
Long Beach, CA, Bond Finance Authority, Natural Gas Purchase Revenue, Series A	5.250%	11/15/23	3,975,000	3,989,704
Los Angeles County, CA, MTA, Sales Tax Revenue:
Senior Proposition C, Series B	5.000%	7/1/34	5,000,000	5,569,601
Senior Proposition C, Series B	5.000%	7/1/35	5,000,000	5,553,246

See Notes to Schedule of Investments.

Western Asset Intermediate-Term Municipals Fund 2023 Quarterly Report	3

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	June 30, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - (continued)
Los Angeles, CA, Department of Airports Revenue:
Los Angeles International Airport, Series A, Refunding	5.000%	5/15/36	$3,690,000	$4,150,496
Los Angeles International Airport, Series G, Refunding	5.000%	5/15/27	3,390,000	3,583,526	(c)
Los Angeles International Airport, Series H, Refunding	5.000%	5/15/27	4,175,000	4,413,340	(c)
Los Angeles International Airport, Subordinated, Series F	5.000%	5/15/34	1,775,000	1,916,162	(c)
Subordinated, Los Angeles International Airport, Series B	5.000%	5/15/35	1,000,000	1,036,220	(c)
Subordinated, Los Angeles International Airport, Series B	5.000%	5/15/36	1,000,000	1,031,620	(c)
Subordinated, Los Angeles International Airport, Series C	5.000%	5/15/37	4,925,000	5,136,418	(c)
Subordinated, Los Angeles International Airport, Series C	5.000%	5/15/38	2,500,000	2,599,404	(c)
Subordinated, Los Angeles International Airport, Series D	5.000%	5/15/34	1,000,000	1,072,340	(c)
Subordinated, Los Angeles International Airport, Series D	5.000%	5/15/35	1,695,000	1,807,683	(c)
Subordinated, Los Angeles International Airport, Series D	5.000%	5/15/36	1,275,000	1,351,628	(c)
Los Angeles, CA, Department of Water & Power, Power System Revenue:
Series C	5.000%	7/1/36	6,450,000	6,957,441
Series C	5.000%	7/1/37	3,000,000	3,218,807
M-S-R Energy Authority, CA, Natural Gas Revenue:
Series A	6.125%	11/1/29	1,675,000	1,797,897
Series B	6.125%	11/1/29	16,035,000	17,212,227
Northern California Energy Authority, Commodity Supply Revenue, Series A	4.000%	7/1/24	3,000,000	3,003,548	(a)(b)
River Islands, CA, Public Financing Authority, Special Tax Revenue, Community Facilities District No. 2003-1, Series A-1, Refunding, AGM	5.000%	9/1/42	3,700,000	4,079,750
Riverside, CA, Electric Revenue:
Series A, Refunding	5.000%	10/1/36	6,250,000	6,960,349
Series A, Refunding	5.000%	10/1/43	3,000,000	3,248,151

See Notes to Schedule of Investments.

4	Western Asset Intermediate-Term Municipals Fund 2023 Quarterly Report

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	June 30, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - (continued)
Riverside, CA, Sewer Revenue:
Series A, Refunding	5.000%	8/1/34	$6,645,000	$7,413,571
Series A, Refunding	5.000%	8/1/35	3,115,000	3,457,091
Series A, Refunding	5.000%	8/1/36	1,000,000	1,104,938
San Bernardino, CA, USD Revenue:
COP, School Financing Project, AGM	5.000%	10/1/34	1,000,000	1,105,701
COP, School Financing Project, AGM	5.000%	10/1/35	1,500,000	1,649,610
San Francisco, CA, City & County Airport Commission, International Airport Revenue:
Second Series D, Refunding	5.000%	5/1/48	2,500,000	2,569,069	(c)
Series A	5.000%	1/1/34	1,000,000	1,074,347	(c)
Sanger, CA, USD Revenue, COP, Capital Projects, Refunding, AGM	5.000%	6/1/49	3,000,000	3,088,341
Southern California Public Power Authority, Natural Gas Project Revenue, Project Number 1, Series A	5.250%	11/1/26	2,000,000	2,079,591
Southern California Water Replenishment District Financing Authority, Replenishment Revenue:
Series 2018	5.000%	8/1/36	2,300,000	2,528,781
Series 2018	5.000%	8/1/43	2,000,000	2,163,353
Tobacco Securitization Authority of Southern California Revenue:
San Diego County Tobacco Asset Securitization Corporation, Series A	5.000%	6/1/34	655,000	716,430
San Diego County Tobacco Asset Securitization Corporation, Series A	5.000%	6/1/36	1,000,000	1,077,712
San Diego County Tobacco Asset Securitization Corporation, Series A	5.000%	6/1/37	1,000,000	1,070,491
San Diego County Tobacco Asset Securitization Corporation, Series A	5.000%	6/1/38	750,000	799,441

Total California				192,527,848

Colorado - 2.3%
Base Village Metropolitan District #2, CO, GO, Series A, Refunding	5.500%	12/1/36	500,000	502,452
Colorado State Health Facilities Authority Revenue:
Commonspirit Health Initiatives, Series A	5.250%	11/1/37	1,450,000	1,584,098
Commonspirit Health Initiatives, Series A	5.250%	11/1/38	2,200,000	2,394,922
Commonspirit Health Initiatives, Series A	5.250%	11/1/39	2,000,000	2,162,700

See Notes to Schedule of Investments.

Western Asset Intermediate-Term Municipals Fund 2023 Quarterly Report	5

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	June 30, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Colorado - (continued)
Commonspirit Health Initiatives, Series B-2	5.000%	8/1/26	$2,900,000	$2,989,511	(a)(b)
Denver, CO, City & County Airport System Revenue:
Series A	5.500%	11/15/40	15,000,000	16,695,520	(c)
Series A	5.500%	11/15/42	9,000,000	9,987,602	(c)
Denver, CO, City & County Special Facility Apartment Revenue, United Airlines Inc. Project, Refunding	5.000%	10/1/32	4,800,000	4,804,766	(c)
District of Vauxmont Metropolitan, CO, GO:
Series 2019, Refunding, AGM	5.000%	12/15/27	255,000	268,956
Series 2020, Refunding, AGM	5.000%	12/1/26	385,000	406,961
Series 2020, Refunding, AGM	5.000%	12/1/28	415,000	453,172
Public Authority for Colorado Energy, Natural Gas Purchase Revenue:
Series 2008	6.125%	11/15/23	3,390,000	3,415,971
Series 2008	6.250%	11/15/28	8,000,000	8,585,959
Regional Transportation District, CO, Revenue:
Denver Transit Partners Eagle P3 Project, Series A	5.000%	1/15/30	700,000	764,913
Denver Transit Partners Eagle P3 Project, Series A	5.000%	1/15/31	450,000	497,651
Denver Transit Partners Eagle P3 Project, Series A	5.000%	7/15/31	400,000	442,394

Total Colorado				55,957,548

Connecticut - 0.8%
Connecticut State HEFA Revenue:
Sacred Heart University Issue, Series I-1, Refunding	5.000%	7/1/36	1,150,000	1,206,393
Sacred Heart University Issue, Series I-1, Refunding	5.000%	7/1/42	2,000,000	2,062,832
Connecticut State Special Tax Revenue, Transportation Infrastructure, Series A	5.000%	1/1/37	5,000,000	5,345,295
Connecticut State, GO:
Series C	4.000%	6/1/35	1,525,000	1,607,098
Series C	4.000%	6/1/37	1,000,000	1,027,815
Series C	4.000%	6/1/38	1,250,000	1,275,053
Series E	5.000%	10/15/34	2,900,000	3,056,447
University of Connecticut, Student Fee Revenue, Series A	5.000%	11/15/43	2,900,000	3,083,094

Total Connecticut				18,664,027

See Notes to Schedule of Investments.

6	Western Asset Intermediate-Term Municipals Fund 2023 Quarterly Report

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	June 30, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Delaware - 0.2%
Delaware State Health Facilities Authority Revenue, Series 2018	5.000%	6/1/43	$4,420,000	$4,526,890

District of Columbia - 0.4%
District of Columbia Revenue:
Ingleside Rock Creek Project, Series A	5.000%	7/1/32	500,000	487,637
Ingleside Rock Creek Project, Series A	5.000%	7/1/37	500,000	466,566
KIPP DC Issue, Series A, Refunding	5.000%	7/1/37	4,010,000	4,091,587
KIPP DC Project, Series B, Refunding	5.000%	7/1/37	5,000,000	5,101,729

Total District of Columbia				10,147,519

Florida - 6.0%
Broward County, FL, Airport System Revenue:
Series 2017	5.000%	10/1/36	1,750,000	1,824,508	(c)
Series 2017	5.000%	10/1/42	1,500,000	1,537,426	(c)
Series A	5.000%	10/1/27	1,750,000	1,849,528	(c)
Broward County, FL, Port Facilities Revenue:
Series 2022	5.000%	9/1/32	1,725,000	1,976,741	(c)
Series 2022	5.000%	9/1/33	1,800,000	2,039,492	(c)
Series 2022	5.000%	9/1/35	1,650,000	1,813,773	(c)
Series 2022	5.000%	9/1/36	1,305,000	1,421,030	(c)
Series 2022	5.000%	9/1/38	1,350,000	1,450,838	(c)
Series 2022	5.000%	9/1/39	1,415,000	1,512,858	(c)
Series 2022	5.000%	9/1/40	1,150,000	1,225,817	(c)
Series 2022	5.000%	9/1/41	1,290,000	1,368,290	(c)
Series 2022	5.000%	9/1/42	1,750,000	1,848,950	(c)
Series B	5.000%	9/1/31	10,155,000	11,006,230	(c)
Broward County, FL, School Board, COP:
Series A, Refunding	5.000%	7/1/27	4,000,000	4,139,929
Series A, Refunding	5.000%	7/1/28	5,500,000	5,665,596
Series A, Refunding	5.000%	7/1/30	5,000,000	5,145,685
Central Florida Expressway Authority Revenue:
Senior Lien, Refunding	5.000%	7/1/37	1,250,000	1,323,329
Senior Lien, Refunding	5.000%	7/1/38	1,000,000	1,055,915
Florida Atlantic University, FL, Finance Corp., Capital Improvements Revenue, Series 2019 A	5.000%	7/1/35	5,775,000	6,291,614
Florida State Development Finance Corp., Educational Facilities Revenue, Renaissance Charter School Inc. Projects, Series A	6.000%	6/15/35	1,900,000	1,915,827	(d)

See Notes to Schedule of Investments.

Western Asset Intermediate-Term Municipals Fund 2023 Quarterly Report	7

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	June 30, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Florida - (continued)
Florida State Insurance Assistance Interlocal Agency Inc., Revenue:
Series A-1	5.000%	9/1/26	$10,000,000	$10,404,641	(f)
Series A-1	5.000%	9/1/27	5,640,000	5,921,497	(f)
Florida State Mid-Bay Bridge Authority Revenue:
Series A, Refunding	5.000%	10/1/26	2,000,000	2,031,213
Series A, Refunding	5.000%	10/1/27	3,000,000	3,052,392
Series A, Refunding	5.000%	10/1/28	1,000,000	1,019,088
Hillsborough County, FL, Aviation Authority Revenue, Tampa International Airport, Series E	5.000%	10/1/43	3,000,000	3,114,442	(c)
Lee County, FL, Airport Revenue, Series A, Refunding	5.000%	10/1/31	3,500,000	3,860,573	(c)
Miami-Dade County, FL, Aviation Revenue:
Series A, Refunding	4.000%	10/1/35	3,445,000	3,556,077
Series A, Refunding	4.000%	10/1/37	2,075,000	2,096,716
Series A, Refunding	4.000%	10/1/39	5,175,000	5,182,417
Miami-Dade County, FL, Expressway Authority Toll System Revenue:
Series B, Refunding	5.000%	7/1/24	3,000,000	3,052,012
Series B, Refunding	5.000%	7/1/25	3,730,000	3,773,712
Series B, Refunding	5.000%	7/1/26	1,700,000	1,720,856
Series B, Refunding	5.000%	7/1/27	2,350,000	2,378,145
Series B, Refunding	5.000%	7/1/28	1,000,000	1,012,074
Series B, Refunding	5.000%	7/1/30	2,500,000	2,527,516
Series B, Refunding	5.000%	7/1/31	2,750,000	2,780,268
Miami-Dade County, FL, Health Facilities Authority Hospital Revenue:
Nicklaus Children’s Hospital, Refunding	5.000%	8/1/35	1,020,000	1,068,097
Nicklaus Children’s Hospital, Refunding	5.000%	8/1/36	635,000	661,830
Nicklaus Children’s Hospital, Refunding	5.000%	8/1/37	1,010,000	1,047,183
Miami-Dade County, FL, Seaport Revenue:
Series A, Refunding	5.000%	10/1/40	4,460,000	4,696,626	(c)
Series A, Refunding	5.000%	10/1/41	3,250,000	3,408,051	(c)
Series A, Refunding	5.000%	10/1/42	4,000,000	4,181,134	(c)
Orange County, FL, Health Facilities Authority Revenue:
Orlando Health Obligated Group, Series A	5.000%	10/1/40	1,250,000	1,351,267
Orlando Health Obligated Group, Series A	5.000%	10/1/41	1,750,000	1,884,907
Orlando Health Obligated Group, Series A	5.000%	10/1/42	1,000,000	1,072,654

See Notes to Schedule of Investments.

8	Western Asset Intermediate-Term Municipals Fund 2023 Quarterly Report

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	June 30, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Florida - (continued)
Presbyterian Retirement Communities, Refunding	5.000%	8/1/36	$3,745,000	$3,860,000
Palm Beach County, FL, Health Facilities Authority Revenue:
Jupiter Medical Center Project, Series A	5.000%	11/1/32	400,000	428,125
Jupiter Medical Center Project, Series A	5.000%	11/1/34	620,000	659,109
Jupiter Medical Center Project, Series A	5.000%	11/1/35	1,200,000	1,265,579
Jupiter Medical Center Project, Series A	5.000%	11/1/42	1,400,000	1,422,080
Toby & Leon Cooperman Sinai Residences of Boca Raton Expansion, Series 2022, Refunding	4.000%	6/1/31	1,100,000	1,016,626
State of Florida Department of Transportation Turnpike System Revenue, Series A	4.000%	7/1/39	5,000,000	5,047,294
Tampa, FL, Hospital Revenue:
H. Lee Moffit Cancer Center Project, Series B	5.000%	7/1/40	1,250,000	1,297,953
H. Lee Moffitt Cancer Center Project, Series B	4.000%	7/1/45	1,000,000	927,412

Total Florida				149,192,942

Georgia - 0.9%
Brookhaven, GA, Development Authority Revenue, Children’s Healthcare of Atlanta, Inc., Series A	4.000%	7/1/44	3,500,000	3,452,543
Dahlonega, GA, Downtown Development Authority Revenue:
North Georgia MAC LLC Project, Refunding	5.000%	7/1/31	1,400,000	1,489,779
North Georgia MAC LLC Project, Refunding	5.000%	7/1/34	770,000	819,335
Georgia State Higher Education Facilities Authority Revenue, USG Real Estate, Refunding	5.000%	6/15/33	1,600,000	1,761,586
Georgia State Municipal Electric Authority Power Revenue:
Series A	4.000%	1/1/51	645,000	554,515
Series A, AGM	4.000%	1/1/46	1,780,000	1,726,237
Series A, Refunding	5.000%	1/1/34	850,000	943,437
Series A, Refunding	5.000%	1/1/35	875,000	965,874
Series A, Refunding	5.000%	1/1/36	1,075,000	1,177,207
Series A, Refunding	5.000%	1/1/37	1,000,000	1,082,256

See Notes to Schedule of Investments.

Western Asset Intermediate-Term Municipals Fund 2023 Quarterly Report	9

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	June 30, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Georgia - (continued)
Main Street Natural Gas Inc., GA, Gas Project Revenue:
Series A	5.000%	5/15/33	$2,750,000	$2,826,639
Series C	5.000%	9/1/30	4,000,000	4,201,925	(a)(b)
Private Colleges & Universities Authority, GA, Revenue, Savannah College of Art & Design Inc. Project	5.000%	4/1/28	2,000,000	2,027,595	(e)

Total Georgia				23,028,928

Guam - 0.1%
Guam Government, Business Privilege Tax Revenue:
Series F, Refunding	4.000%	1/1/36	1,085,000	1,038,265
Series F, Refunding	4.000%	1/1/42	2,050,000	1,818,746

Total Guam				2,857,011

Illinois - 13.9%
Chicago, IL, Board of Education, Dedicated Capital Improvement, Special Tax Revenue:
Series 2017	5.000%	4/1/42	1,700,000	1,720,415
Series 2018	5.000%	4/1/36	1,270,000	1,315,393
Series 2018	5.000%	4/1/37	1,400,000	1,442,245
Chicago, IL, Board of Education, GO:
Dedicated, Series A	5.000%	12/1/36	3,540,000	3,653,049
Dedicated, Series A	5.000%	12/1/38	1,735,000	1,769,388
Dedicated, Series A	5.000%	12/1/43	18,000,000	18,121,970
Dedicated, Series G, Refunding	5.000%	12/1/34	2,230,000	2,284,586
Series A	5.000%	12/1/33	6,475,000	6,816,679
Series A	5.000%	12/1/35	3,450,000	3,588,260
Series A	5.000%	12/1/40	1,500,000	1,518,445
Series A, Refunding	5.000%	12/1/29	2,500,000	2,635,615
Series B, Refunding	5.000%	12/1/36	3,100,000	3,198,998
Series C, Refunding	5.000%	12/1/24	2,500,000	2,528,771
Series C, Refunding	5.000%	12/1/25	1,000,000	1,024,527
Series D	5.000%	12/1/46	1,000,000	983,693
Chicago, IL, GO:
Chicago Works, Series A	5.500%	1/1/39	7,000,000	7,696,578
Series A	5.000%	1/1/40	7,075,000	7,290,835
Series A	5.000%	1/1/44	2,200,000	2,239,404
Series A, Refunding	5.000%	1/1/25	4,000,000	4,079,295
Series A, Refunding	5.000%	1/1/27	2,250,000	2,356,537

See Notes to Schedule of Investments.

10	Western Asset Intermediate-Term Municipals Fund 2023 Quarterly Report

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	June 30, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Illinois - (continued)
Series A, Refunding	5.625%	1/1/29	$1,250,000	$1,329,480
Series C, Refunding	5.000%	1/1/25	2,765,000	2,819,813
Chicago, IL, Metropolitan Water Reclamation District Greater Chicago, GO:
Series B, Green Bond	5.000%	12/1/25	1,235,000	1,265,656	(e)
Series B, Green Bond	5.000%	12/1/26	1,275,000	1,306,649	(e)
Series B, Green Bond	5.000%	12/1/27	1,360,000	1,393,758	(e)
Series B, Green Bond	5.000%	12/1/28	1,425,000	1,460,372	(e)
Series B, Green Bond	5.000%	12/1/30	1,575,000	1,614,095	(e)
Series B, Green Bond	5.000%	12/1/31	1,650,000	1,690,957	(e)
Series B, Green Bond	5.000%	12/1/32	1,735,000	1,778,067	(e)
Series B, Green Bond	5.000%	12/1/33	1,820,000	1,865,177	(e)
Series B, Green Bond	5.000%	12/1/34	1,910,000	1,957,411	(e)
Chicago, IL, O’Hare International Airport Revenue:
General Senior Lien, Series A, Refunding	5.000%	1/1/42	3,850,000	4,057,497	(c)
General Senior Lien, Series C, Refunding	5.000%	1/1/41	1,745,000	1,845,836	(c)
General Senior Lien, Series C, Refunding	5.000%	1/1/42	1,920,000	2,023,479	(c)
Senior Lien, Series D	5.250%	1/1/36	7,445,000	7,878,583
Senior Lien, Series D	5.250%	1/1/37	4,600,000	4,848,167
Series A, Refunding	5.000%	1/1/33	2,145,000	2,178,569	(c)
Series B, Refunding	5.000%	1/1/33	4,500,000	4,605,142
Series B, Refunding	5.000%	1/1/34	10,505,000	10,750,146
Series C	5.000%	1/1/30	6,010,000	6,105,207	(c)
Series C, Refunding	5.000%	1/1/43	1,570,000	1,651,998	(c)
Trips Obligated Group	5.000%	7/1/38	1,500,000	1,528,730	(c)
Chicago, IL, Transit Authority, Sales Tax Receipts Revenue:
Second Lien, Series A, Refunding	5.000%	12/1/45	5,900,000	6,171,992
Second Lien, Series A, Refunding	4.000%	12/1/49	2,000,000	1,894,523
Chicago, IL, Wastewater Transmission Revenue:
Second Lien	5.000%	1/1/30	1,635,000	1,644,841
Second Lien	5.000%	1/1/31	1,500,000	1,509,101
Second Lien	5.000%	1/1/32	1,000,000	1,006,036
Second Lien	5.000%	1/1/33	1,035,000	1,041,164
Second Lien, Series A, AGM	5.250%	1/1/48	2,500,000	2,720,772
Second Lien, Series B, Refunding	5.000%	1/1/36	4,000,000	4,124,654

See Notes to Schedule of Investments.

Western Asset Intermediate-Term Municipals Fund 2023 Quarterly Report	11

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	June 30, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Illinois - (continued)
Chicago, IL, Waterworks Revenue:
Second Lien Project	5.000%	11/1/30	$1,785,000	$1,820,260
Second Lien Project	5.000%	11/1/31	2,000,000	2,037,615
Second Lien Project	5.000%	11/1/33	1,500,000	1,527,165
Second Lien Project	5.000%	11/1/34	1,000,000	1,017,151
Second Lien, Refunding, AGM	5.000%	11/1/28	2,000,000	2,131,575
Second Lien, Series 2017, Refunding	5.000%	11/1/29	1,600,000	1,709,539
Cook County, IL, Sales Tax Revenue, Series A, Refunding	5.000%	11/15/38	2,000,000	2,146,622
Elk Grove Village, IL, GO:
Property Tax	5.000%	1/1/29	550,000	589,548
Property Tax	5.000%	1/1/30	885,000	949,767
Illinois State Finance Authority Revenue:
NorthShore University HealthSystem, Refunding, Series A	5.000%	8/15/33	1,000,000	1,129,139
NorthShore University HealthSystem, Refunding, Series A	5.000%	8/15/34	2,000,000	2,250,427
Provident Group - UIC Surgery Center LLC - University of Illinois Health Services Facility Project	5.000%	10/1/32	400,000	429,233
Provident Group - UIC Surgery Center LLC - University of Illinois Health Services Facility Project	5.000%	10/1/34	430,000	458,860
Provident Group - UIC Surgery Center LLC - University of Illinois Health Services Facility Project	5.000%	10/1/35	395,000	418,281
Provident Group - UIC Surgery Center LLC - University of Illinois Health Services Facility Project	4.000%	10/1/40	1,250,000	1,151,892
Illinois State Finance Authority Revenue, Student Housing & Academic Facilities Revenue, Chicago LLC, University of Illinois Chicago Project, Series A	5.000%	2/15/37	700,000	696,942
Illinois State Sports Facilities Authority Revenue:
State Tax Supported, Refunding, AGM	5.250%	6/15/30	5,000,000	5,066,477
State Tax Supported, Refunding, AGM	5.250%	6/15/31	8,000,000	8,107,106
State Tax Supported, Refunding, AGM	5.250%	6/15/32	9,500,000	9,623,659
Illinois State Toll Highway Authority Revenue:
Series A	4.000%	1/1/46	2,895,000	2,783,522

See Notes to Schedule of Investments.

12	Western Asset Intermediate-Term Municipals Fund 2023 Quarterly Report

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	June 30, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Illinois - (continued)
Series C, Refunding	5.000%	1/1/25	$5,000,000	$5,131,090
Illinois State University, Auxiliary Facilities System Revenue:
Series A, Refunding, AGM	5.000%	4/1/26	510,000	534,195
Series A, Refunding, AGM	5.000%	4/1/28	475,000	513,357
Illinois State, GO:
Series 2016	5.000%	11/1/33	3,150,000	3,267,253
Series 2016, Refunding	5.000%	2/1/29	2,200,000	2,320,046
Series A	5.000%	3/1/32	3,925,000	4,372,572
Series A	5.000%	3/1/35	2,300,000	2,512,000
Series A	5.000%	3/1/36	1,000,000	1,082,238
Series A	5.000%	5/1/36	4,665,000	4,902,288
Series A	5.000%	5/1/39	4,800,000	4,976,758
Series A, Refunding	5.000%	10/1/27	12,805,000	13,642,836
Series A, Refunding	5.000%	10/1/30	1,275,000	1,377,658
Series B	5.000%	12/1/33	4,000,000	4,450,425
Series B, Refunding	5.000%	9/1/27	6,015,000	6,400,151
Series B, Refunding	5.000%	10/1/27	3,000,000	3,196,291
Series D	5.000%	11/1/27	9,695,000	10,343,063
Kane County, IL, School District #131 Aurora East Side, GO, Series A, AGM	4.000%	12/1/35	800,000	818,025
Metropolitan Pier & Exposition Authority, IL, Revenue:
McCormick Place Expansion Project, Series A, Refunding	4.000%	12/15/42	7,400,000	7,024,431
McCormick Place Expansion Project, Series A, Refunding	4.000%	12/15/47	1,635,000	1,506,012
McCormick Place Expansion Project, Series A, Refunding	4.000%	6/15/50	10,465,000	9,504,987
McCormick Place Expansion Project, Series A, Refunding	5.000%	6/15/50	16,400,000	16,690,621
McCormick Place Expansion Project, Series B, Refunding	5.000%	12/15/28	2,000,000	2,095,985
McCormick Place Expansion Project, Series B, Refunding	5.000%	12/15/30	625,000	656,128
Regional Transportation Authority, IL, GO:
Series A	4.000%	6/1/46	10,920,000	10,805,612
Series A, Refunding, NATL	6.000%	7/1/29	12,990,000	14,641,384
Sales Tax Securitization Corp., IL, Revenue, Series A, Refunding	5.000%	1/1/28	1,750,000	1,884,417

See Notes to Schedule of Investments.

Western Asset Intermediate-Term Municipals Fund 2023 Quarterly Report	13

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	June 30, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Illinois - (continued)
University of Illinois, COP:
Series C, Refunding	5.000%	3/15/25	$1,250,000	$1,265,017
Series C, Refunding	5.000%	3/15/26	1,800,000	1,815,730

Total Illinois				346,107,905

Indiana - 1.3%
Indiana State Finance Authority, Health System Revenue, Indiana University Health, Series B	2.250%	7/1/25	2,350,000	2,283,437	(a)(b)
Indiana State Finance Authority Environmental Facilities Revenue, Indianapolis Power & Light Company Project, Series A, Refunding	1.400%	8/1/29	7,000,000	6,103,107
Indiana State Finance Authority Revenue:
Marion General Hospital, Series A	4.000%	7/1/45	2,750,000	2,636,539
Midwestern Disaster Relief, Ohio Valley Electric Corp. Project, Series A	4.250%	11/1/30	3,000,000	2,989,583
Indiana State Health Facility Financing Authority Revenue, Ascension Health Credit Group	5.000%	11/15/35	10,000,000	10,323,515
Indianapolis, IN, Local Public Improvement Bond Bank:
Indianapolis Airport Authority Project, Revenue, Series 2019D, Refunding	5.000%	1/1/26	2,900,000	2,985,301	(c)
Indianapolis Airport Authority Project, Series A	5.000%	1/1/28	5,235,000	5,538,163	(c)
Valparaiso, IN, Exempt Facility Revenue, Pratt Paper LLC Project	5.875%	1/1/24	190,000	191,183	(c)

Total Indiana				33,050,828

Iowa - 0.5%
Iowa State Finance Authority Revenue, Midwestern Disaster Area, Iowa Fertilizer Co. Project, Refunding	5.000%	12/1/42	12,000,000	12,298,134	(a)(b)

Kansas - 0.0%††
Wyandotte County, KS, Turner USD #202, GO, Series A, AGM	4.000%	9/1/36	775,000	809,405	(e)

Kentucky - 1.7%
Carroll County, KY, Environmental Facilities Revenue, Kentucky Utilities Company Project, Series A	1.750%	9/1/26	5,000,000	4,572,910	(a)(b)(c)
Carroll County, KY, PCR, Kentucky Utilities Company Project, Series A, Refunding	1.550%	9/1/26	6,000,000	5,447,508	(a)(b)
Kentucky State PEA, Gas Supply Revenue, Series A	4.000%	6/1/26	13,750,000	13,725,669	(a)(b)

See Notes to Schedule of Investments.

14	Western Asset Intermediate-Term Municipals Fund 2023 Quarterly Report

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	June 30, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Kentucky - (continued)
Kentucky State Turnpike Authority Economic Development Road Revenue:
Revitalization Project, Series B, Refunding	5.000%	7/1/27	$1,435,000	$1,540,896
Revitalization Project, Series B, Refunding	5.000%	7/1/28	1,000,000	1,081,274
Louisville/Jefferson County, KY, Metropolitan Government Health System Revenue:
Gas and Electric Company Project, Series A	1.750%	7/1/26	2,250,000	2,126,500	(a)(b)
Norton Healthcare Inc., Series C	5.000%	10/1/26	5,000,000	5,181,146	(a)(b)
Owensboro, KY, Electric Light & Power System Revenue:
Series B, Refunding	5.000%	1/1/24	1,350,000	1,360,100
Series B, Refunding	5.000%	1/1/27	650,000	688,410
Trimble County, KY, Revenue, Louisville Gas and Electric Company Project, Series A, Refunding	1.300%	9/1/27	9,000,000	7,583,553	(a)(b)(c)

Total Kentucky				43,307,966

Louisiana - 1.0%
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue, East Baton Rouge Sewerage Commission Project, Series B, Refunding	0.875%	2/1/25	7,000,000	6,659,851	(a)(b)
Louisiana State Offshore Terminal Authority Revenue, Loop LLC Project, Series A	1.650%	12/1/23	5,015,000	4,965,728	(a)(b)
Shreveport, LA, Water & Sewer Revenue:
Refunding, AGM	5.000%	12/1/28	2,440,000	2,521,801
Refunding, AGM	5.000%	12/1/29	2,000,000	2,061,920
St. John the Baptist Parish, LA, State Revenue:
Marathon Oil Corp. Project, Series B-1, Refunding	2.125%	7/1/24	5,250,000	5,151,492	(a)(b)
Marathon Oil Corp. Project, Series B-2, Refunding	2.375%	7/1/26	3,750,000	3,561,649	(a)(b)

Total Louisiana				24,922,441

Maryland - 0.3%
Maryland State EDC, Student Housing Revenue:
University of Maryland College Park Project, Refunding, AGM	4.000%	6/1/26	625,000	637,315
University of Maryland College Park Project, Refunding, AGM	5.000%	6/1/27	1,400,000	1,463,296

See Notes to Schedule of Investments.

Western Asset Intermediate-Term Municipals Fund 2023 Quarterly Report	15

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	June 30, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Maryland - (continued)
University of Maryland College Park Project, Refunding, AGM	5.000%	6/1/30	$1,550,000	$1,620,735
University of Maryland College Park Project, Refunding, AGM	5.000%	6/1/31	1,000,000	1,045,791
Maryland State Stadium Authority Built to Learn Revenue, Series 2021	4.000%	6/1/46	4,000,000	3,854,926

Total Maryland				8,622,063

Massachusetts - 2.5%
Massachusetts State Department of Transportation, Metropolitan Highway System Revenue:
Series B-1, Refunding	5.000%	1/1/35	1,000,000	1,114,635
Series B-1, Refunding	5.000%	1/1/36	2,000,000	2,206,008
Series B-1, Refunding	5.000%	1/1/37	1,000,000	1,096,234
Massachusetts State DFA Revenue:
Boston Medical Center, Series G, Refunding	5.250%	7/1/48	4,200,000	4,438,313
Brandeis University, Series S-1, Refunding	5.000%	10/1/34	1,740,000	1,917,805
Brandeis University, Series S-1, Refunding	5.000%	10/1/38	1,210,000	1,304,463
Dana-Farber Cancer Institute, Series N	5.000%	12/1/34	2,000,000	2,106,243
Foxborough Regional Charter School, Series B, Refunding	5.000%	7/1/37	1,000,000	1,004,501
Mass General Brigham Issue, Series A-1	5.000%	1/31/30	4,000,000	4,440,408	(a)(b)
Northeastern University Issue, Refunding	5.000%	10/1/44	2,000,000	2,230,474
Northeastern University Issue, Series 2022, Refunding	5.000%	10/1/42	12,500,000	14,034,294
Partners Healthcare System, Refunding	5.000%	7/1/37	1,500,000	1,596,284
Seven Hills Foundation and Affiliates Issue, Refunding	4.000%	9/1/39	580,000	516,204
Sterling and Francine Clark Art Institute, Refunding	5.000%	7/1/36	3,035,000	3,126,600
UMass Boston Student Housing Project	5.000%	10/1/28	2,900,000	2,962,337
Wellforce Issue, Series A	5.000%	7/1/34	1,325,000	1,376,253
Massachusetts State Port Authority Revenue:
Series A	5.000%	7/1/33	4,880,000	5,284,568	(c)
Series E	5.000%	7/1/46	4,000,000	4,198,909	(c)
Massachusetts State Water Resources Authority Revenue, General, Series C, Green Bond, Refunding	4.000%	8/1/36	7,000,000	7,085,111

Total Massachusetts				62,039,644

See Notes to Schedule of Investments.

16	Western Asset Intermediate-Term Municipals Fund 2023 Quarterly Report

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	June 30, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Michigan - 2.6%
Detroit, MI, Downtown Development Authority, Tax Increment Revenue:
Series A, Refunding, AGM	5.000%	7/1/36	$2,000,000	$2,014,281
Series A, Refunding, AGM	5.000%	7/1/38	1,350,000	1,358,469
Great Lakes, MI, Water Authority Water Supply System Revenue:
Senior Lien, Series C, Refunding	5.000%	7/1/33	7,700,000	8,063,924
Senior Lien, Series C, Refunding	5.000%	7/1/35	4,500,000	4,725,258
Kent County, MI, Gerald R. Ford International Airport, GO, Authority Revenue, County Guaranty	5.000%	1/1/46	1,000,000	1,055,965	(c)
Michigan State Finance Authority Revenue:
Detroit School District, Series A, Refunding, Q-SBLF	5.000%	5/1/24	2,000,000	2,030,222
Detroit School District, Series A, Refunding, Q-SBLF	5.000%	5/1/25	1,500,000	1,551,354
Hospital Revenue, Trinity Health Credit Group, Series A, Refunding	5.000%	12/1/42	2,250,000	2,322,777
Local Government Loan Program, Detroit, MI, Water & Sewer Department, Second Lien Local Project, Series C, Refunding	5.000%	7/1/33	1,500,000	1,537,896
Local Government Loan Program, Detroit, MI, Water & Sewer Department, Series D2, Refunding, AGM	5.000%	7/1/24	11,500,000	11,658,974
Local Government Loan Program, Detroit, MI, Water & Sewer Department, Series D2, Refunding, AGM	5.000%	7/1/28	3,660,000	3,717,017
Local Government Loan Program, Detroit, MI, Water & Sewer Department, Series D-2, Refunding	5.000%	7/1/34	700,000	717,549
Tobacco Settlement Asset-Backed, Series A-1, Refunding	4.000%	6/1/39	1,850,000	1,793,698
Michigan State Strategic Fund Limited Obligation Revenue:
Consumers Energy Company Project	1.800%	10/1/24	6,500,000	6,316,578	(a)(b)(c)
Graphic Packaging International, LLC Coated Recycled Machine Project, Green Bonds	4.000%	10/1/26	2,750,000	2,737,477	(a)(b)(c)
I-75 Improvement Project	5.000%	12/31/43	4,000,000	4,038,128	(c)
Michigan Senate Offices Project, Series A	5.000%	10/15/28	1,190,000	1,235,832
Michigan Senate Offices Project, Series A	5.000%	10/15/31	1,640,000	1,700,968
Michigan Senate Offices Project, Series A	5.000%	10/15/33	1,985,000	2,056,141

See Notes to Schedule of Investments.

Western Asset Intermediate-Term Municipals Fund 2023 Quarterly Report	17

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	June 30, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Michigan - (continued)
Michigan Senate Offices Project, Series A	5.000%	10/15/35	$1,000,000	$1,033,617
Walled Lake Consolidated School District, MI, GO, Q-SBLF	5.000%	5/1/45	2,300,000	2,472,715

Total Michigan				64,138,840

Mississippi - 0.4%
Mississippi Hospital Equipment & Facilities Authority Revenue, North Mississippi Health Services, Series II, Refunding	5.000%	3/1/27	6,000,000	6,267,315	(a)(b)
Mississippi State Development Bank Special Obligation:
Jackson, Mississippi Sales Tax Revenue Infrastructure Project	5.000%	9/1/27	1,325,000	1,369,116
Jackson, Mississippi Sales Tax Revenue Infrastructure Project	5.000%	9/1/29	1,750,000	1,845,602

Total Mississippi				9,482,033

Missouri - 0.5%
Cape Girardeau County, MO, IDA, Healthcare Facilities Revenue, Southeast Health	4.000%	3/1/41	1,250,000	1,071,316
Kansas City, MO, IDA, Airport System Revenue:
Kansas City International Airport Terminal Modernization Project, Series B	5.000%	3/1/35	3,250,000	3,458,988	(c)
Kansas City International Airport Terminal Modernization Project, Series B	5.000%	3/1/36	4,000,000	4,232,707	(c)
Kansas City International Airport Terminal Modernization Project, Series B	5.000%	3/1/37	1,500,000	1,578,896	(c)
Missouri State Environmental Improvement & Energy Resources Authority Revenue, Kansas City Power & Light Co. Project	3.500%	7/1/25	750,000	739,364	(a)(b)(c)
Missouri State Health Senior Living Facilities Revenue, Lutheran Senior Services Projects, Series A	5.000%	2/1/34	1,350,000	1,327,122

Total Missouri				12,408,393

Nebraska - 0.5%
Central Plains, NE, Energy Project, Gas Project Revenue, Project #3, Series A, Refunding	5.000%	9/1/37	4,500,000	4,706,348
Douglas County, NE, Hospital Authority #2 Revenue, Children’s Hospital Obligated Group	5.000%	11/15/25	2,100,000	2,154,284	(a)(b)
Omaha Public Power District, NE, Electric System Revenue, Series B, Refunding	4.000%	2/1/46	6,000,000	5,902,923

Total Nebraska				12,763,555

See Notes to Schedule of Investments.

18	Western Asset Intermediate-Term Municipals Fund 2023 Quarterly Report

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	June 30, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Nevada - 0.2%
Clark County, NV, GO, Pledged Revenue, Stadium Improvements, Series A	5.000%	6/1/38	$5,000,000	$5,343,073

New Hampshire - 0.1%
National Finance Authority, NH, Solid Waste Disposal Revenue, Waste Management, Inc. Project, Series A2, Refunding	2.150%	7/1/24	1,500,000	1,473,351	(a)(b)(c)

New Jersey - 7.1%
Casino Reinvestment Development Authority, NJ, Luxury Tax Revenue:
Refunding, AGM	5.000%	11/1/26	1,000,000	1,022,712
Refunding, AGM	5.000%	11/1/27	1,500,000	1,535,694
Refunding, AGM	5.000%	11/1/29	1,500,000	1,535,660
Refunding, AGM	5.000%	11/1/31	1,000,000	1,021,280
New Brunswick, NJ, Parking Authority Revenue, City GTD, Series A, Refunding, BAM	5.000%	9/1/35	2,000,000	2,099,743
New Jersey State EDA Revenue:
Motor Vehicle Surcharges Revenue, Subordinated, Series A, Refunding	5.000%	7/1/33	3,000,000	3,162,103
Provident Group - Rowan Properties LLC, Rowan University Housing Project	5.000%	1/1/30	2,400,000	2,386,865
Provident Group - Rowan Properties LLC, Rowan University Housing Project, Series A	5.000%	1/1/35	1,750,000	1,722,969
School Facilities Construction, Series BBB, Refunding	5.500%	6/15/31	2,000,000	2,176,294	(e)
School Facilities Construction, Series DDD	5.000%	6/15/32	3,000,000	3,252,650	(e)
School Facilities Construction, Series DDD	5.000%	6/15/33	2,450,000	2,656,331	(e)
School Facilities Construction, Series DDD	5.000%	6/15/35	1,000,000	1,084,217	(e)
School Facilities Construction, Series DDD	5.000%	6/15/42	4,380,000	4,748,869	(e)
School Facilities Construction, Series QQQ	4.000%	6/15/39	1,000,000	986,489
School Facilities Construction, Series S	5.000%	6/15/32	1,700,000	1,899,024
School Facilities Construction, Series S	4.000%	6/15/37	1,250,000	1,254,048
School Facilities Construction, Series S	4.000%	6/15/38	1,200,000	1,193,803
School Facilities Construction, Series S	4.000%	6/15/41	1,750,000	1,705,264
School Facilities Construction, Series WW, State Appropriations	5.250%	6/15/29	11,390,000	11,893,097	(e)
School Facilities Construction, Series WW, State Appropriations	5.250%	6/15/30	10,685,000	11,156,957	(e)
Special Facility, Port Newark Container Terminal LLC Project, Refunding	5.000%	10/1/37	1,400,000	1,424,482	(c)
Transit Transportation Project, Series A	5.000%	11/1/32	1,000,000	1,100,760

See Notes to Schedule of Investments.

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WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	June 30, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New Jersey - (continued)
Transit Transportation Project, Series A	5.000%	11/1/33	$4,750,000	$5,189,762
New Jersey State Health Care Facilities Financing Authority Revenue:
University Hospital, Series A, AGM	5.000%	7/1/25	2,350,000	2,401,667
University Hospital, Series A, AGM	5.000%	7/1/28	2,000,000	2,051,305
University Hospital, Series A, AGM	5.000%	7/1/30	1,200,000	1,230,883
New Jersey State Transportation Trust Fund Authority Revenue:
Federal Highway Reimbursement, Series A, Refunding	5.000%	6/15/24	1,500,000	1,523,760
Federal Highway Reimbursement, Series A, Refunding	5.000%	6/15/29	6,500,000	6,806,712
Transportation Program, Series AA	5.000%	6/15/36	2,000,000	2,175,683
Transportation Program, Series AA, Refunding	5.000%	6/15/36	8,200,000	9,043,480
Transportation Program, Series AA, Refunding	5.000%	6/15/37	4,000,000	4,398,146
Transportation Program, Series BB	4.000%	6/15/36	3,500,000	3,533,749
Transportation Program, Series BB	5.000%	6/15/36	3,000,000	3,293,839
Transportation Program, Series BB	4.000%	6/15/38	3,000,000	2,984,507
Transportation Program, Series CC	5.000%	6/15/40	3,000,000	3,241,992
Transportation Program, Series CC	5.250%	6/15/46	6,500,000	7,102,132
Transportation System, Series A, Refunding	5.000%	12/15/28	11,375,000	12,429,723
Transportation System, Series A, Refunding	4.000%	6/15/36	2,500,000	2,533,643
New Jersey State Turnpike Authority Revenue:
Series A, Refunding	5.000%	1/1/32	9,000,000	9,406,397
Series A, Refunding	5.000%	1/1/33	10,230,000	10,687,745
New Jersey State, GO, COVID-19 Emergency, Series A	5.000%	6/1/25	18,600,000	19,260,237
Tobacco Settlement Financing Corp., NJ, Revenue:
Series A, Refunding	5.000%	6/1/35	3,250,000	3,456,670
Series A, Refunding	5.000%	6/1/36	3,000,000	3,171,783

Total New Jersey				176,943,126

New York - 11.0%
Hudson Yards Infrastructure Corp., NY, Second Indenture Revenue, Series A, Refunding	5.000%	2/15/35	10,000,000	10,664,309
Long Island, NY, Power Authority:
Electric System Revenue, Series A, Refunding	5.000%	9/1/34	1,860,000	2,164,642

See Notes to Schedule of Investments.

20	Western Asset Intermediate-Term Municipals Fund 2023 Quarterly Report

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	June 30, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York - (continued)
Electric System Revenue, Series A, Refunding	5.000%	9/1/38	$1,400,000	$1,547,127
Electric System Revenue, Series B, Refunding	1.500%	9/1/26	5,500,000	5,096,156	(a)(b)
Electric System Revenue, Series B, Refunding	5.000%	9/1/27	1,750,000	1,854,991	(a)(b)
Electric System Revenue, Series B, Refunding	5.000%	9/1/32	5,820,000	6,162,442
MTA, NY, Transportation Revenue:
Green Bonds, Series C-1, Refunding	4.000%	11/15/37	1,750,000	1,729,391
Green Bonds, Series E	5.000%	11/15/29	1,000,000	1,084,036
Green Bonds, Series E, Refunding	4.000%	11/15/26	2,250,000	2,276,465
Green Bonds, Series E, Refunding	5.000%	11/15/27	3,750,000	3,967,666
Green Bonds, Series E, Refunding	5.000%	11/15/28	3,000,000	3,213,180
Series A-2	5.000%	5/15/30	5,250,000	5,659,836	(a)(b)
Series B, Refunding	5.000%	11/15/37	1,660,000	1,699,286
Nassau County, NY, Industrial Development Agency, Step bond, Continuing Care Retirement Community Revenue Project (5.000% to 9/8/41 then 5.250%)	5.000%	1/1/58	551,102	247,995	(b)
New York City, NY, GO:
Step bond, Subseries F-4 (5.000% to 12/1/25 then 9.000%)	5.000%	12/1/25	1,750,000	1,804,900	(a)(b)
Subseries B-1	5.250%	10/1/43	3,250,000	3,681,699
Subseries D-1	5.000%	3/1/43	3,500,000	3,789,640
Subseries E-1	5.000%	3/1/37	7,000,000	7,518,114
Subseries F-1	4.000%	3/1/38	1,000,000	1,014,471
Subseries F-1	5.000%	3/1/39	1,500,000	1,657,716
Subseries F-1	4.000%	3/1/40	1,500,000	1,505,836
New York City, NY, Industrial Development Agency Revenue:
Yankee Stadium Project, Series A, Refunding, AGM	5.000%	3/1/28	500,000	538,892
Yankee Stadium Project, Series A, Refunding, AGM	5.000%	3/1/29	3,500,000	3,828,822
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Subordinated, Series BB-2, Refunding	5.000%	6/15/32	3,000,000	3,229,850

See Notes to Schedule of Investments.

Western Asset Intermediate-Term Municipals Fund 2023 Quarterly Report	21

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	June 30, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York - (continued)
New York City, NY, TFA, Building Aid Revenue:
Fiscal 2015, Series S-1, State Aid Withholding	5.000%	7/15/29	$2,500,000	$2,571,445
Fiscal 2015, Series S-1, State Aid Withholding	5.000%	7/15/30	4,000,000	4,114,312
New York City, NY, TFA, Future Tax Secured Revenue:
Series C	4.000%	5/1/39	3,500,000	3,533,909
Series C1	4.000%	11/1/38	8,055,000	8,181,795
New York State Dormitory Authority Revenue:
Non-State Supported Debt, School District, Series A, AGM	5.000%	10/1/29	20,000	22,216	(e)
Non-State Supported Debt, School District, Series A, AGM	5.000%	10/1/29	7,780,000	8,545,410
New York State Dormitory Authority, Sales Tax Revenue:
Bidding Group 3, Series E, Refunding	5.000%	3/15/38	7,620,000	8,227,251
State Supported, Series A	5.000%	3/15/40	6,000,000	6,335,217
New York State Dormitory Authority, State Personal Income Tax Revenue:
Bidding Group 4, Series A, Refunding	5.000%	3/15/45	8,950,000	9,569,640
Series A, Refunding	5.000%	3/15/40	7,500,000	8,089,038
Series A, Unrefunded	5.000%	2/15/43	5,810,000	6,039,357
Series D, Refunding	5.000%	2/15/41	9,435,000	10,243,693
New York State Liberty Development Corp., Revenue, 3 World Trade Center Project, Class 1, Refunding	5.000%	11/15/44	10,000,000	9,870,162	(d)
New York State Thruway Authority General Revenue:
Junior Indebtedness Obligations, Junior Lien, Series A	5.000%	1/1/33	4,500,000	4,691,092
Junior Indebtedness Obligations, Junior Lien, Series A	5.000%	1/1/34	2,100,000	2,188,153
Junior Indebtedness Obligations, Junior Lien, Series A	5.000%	1/1/35	250,000	259,584
Junior Indebtedness Obligations, Junior Lien, Series A	5.000%	1/1/41	2,630,000	2,702,949
New York State Thruway Authority, State Personal Income Tax Revenue, Series A	5.000%	3/15/26	1,800,000	1,802,005

See Notes to Schedule of Investments.

22	Western Asset Intermediate-Term Municipals Fund 2023 Quarterly Report

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	June 30, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York - (continued)
New York State Transportation Development Corp., Special Facilities Revenue:
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/30	$4,750,000	$4,937,453	(c)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/32	6,480,000	6,736,539	(c)
LaGuardia Airport Terminal B Redevelopment Project, AGM	4.000%	7/1/36	21,335,000	21,064,163	(c)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/34	1,000,000	1,004,745	(c)
Terminal 4 John F. Kennedy International Airport Project, Series C, Refunding	5.000%	12/1/27	1,000,000	1,064,573
Terminal 4 John F. Kennedy International Airport Project, Series C, Refunding	5.000%	12/1/29	2,500,000	2,733,623
New York State Urban Development Corp. Revenue, State Personal Income Tax, Series C	4.000%	3/15/45	7,750,000	7,648,047
Port Authority of New York & New Jersey Revenue:
Consolidated Series One Hundred Eighty	5.000%	9/1/27	5,000,000	5,063,344	(c)
Consolidated Series One Hundred Eighty	5.000%	9/1/28	5,000,000	5,060,518	(c)
Series 194, Refunding	5.000%	10/15/33	10,000,000	10,427,676
Series 226, Refunding	5.000%	10/15/39	3,105,000	3,329,429	(c)
Triborough Bridge & Tunnel Authority, NY, Revenue:
General-MTA Bridges & Tunnels, Series A	5.000%	11/15/45	2,465,000	2,610,572
General-MTA Bridges & Tunnels, Series A	5.000%	11/15/49	10,000,000	10,583,526
General-MTA Bridges & Tunnels, Series A	5.000%	11/15/49	10,500,000	11,255,636
Senior Lien-MTA Bridges & Tunnels, Series C-1A	5.000%	5/15/51	4,650,000	5,028,591
Troy, NY, Capital Resource Corp. Revenue, Rensselaer Polytechnic Institute Project, Series A, Refunding	5.000%	9/1/36	1,855,000	2,006,706

Total New York				273,479,831

North Carolina - 0.6%
Charlotte, NC, COP, Series P, Refunding	5.000%	6/1/44	2,380,000	2,537,908
Charlotte, NC, Airport Revenue:
Charlotte Douglas International Airport	5.000%	7/1/38	1,500,000	1,620,089
Charlotte Douglas International Airport	5.000%	7/1/39	1,000,000	1,076,700
Charlotte Douglas International Airport	4.000%	7/1/44	1,500,000	1,473,439

See Notes to Schedule of Investments.

Western Asset Intermediate-Term Municipals Fund 2023 Quarterly Report	23

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	June 30, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
North Carolina - (continued)
Charlotte Douglas International Airport, Refunding	5.000%	7/1/36	$1,100,000	$1,206,677
North Carolina State Limited Obligation Revenue, Series A	5.000%	5/1/32	2,000,000	2,251,225
North Carolina State Turnpike Authority:
Triangle Expressway System Revenue, Senior Lien, Refunding	5.000%	1/1/43	4,000,000	4,191,603
Triangle Expressway System Revenue, Senior Lien, Refunding, AGM	5.000%	1/1/31	500,000	532,136

Total North Carolina				14,889,777

Ohio - 1.3%
American Municipal Power Inc., OH, Revenue:
AMP Fremont Energy Center Project, Series A, Refunding	5.000%	2/15/28	2,250,000	2,438,217
AMP Fremont Energy Center Project, Series A, Refunding	5.000%	2/15/29	1,250,000	1,358,347
AMP Fremont Energy Center Project, Series A, Refunding	5.000%	2/15/35	1,500,000	1,684,016
Buckeye, OH, Tobacco Settlement Financing Authority Revenue:
Senior Bonds, Series A-2, Refunding	5.000%	6/1/33	2,750,000	2,987,803
Senior Bonds, Series B-2, Refunding	5.000%	6/1/55	7,100,000	6,659,446
Ohio State Air Quality Development Authority Revenue:
American Electric Co. Project, Series B, Refunding	2.500%	10/1/29	3,000,000	2,612,715	(a)(b)(c)
AMG Vanadium Project, Series 2019	5.000%	7/1/49	3,270,000	3,015,601	(c)
Duke Energy Corp. Project, Series B, Refunding	4.250%	6/1/27	3,100,000	3,078,675	(a)(b)(c)
Ohio State Higher Educational Facility Revenue:
University of Dayton 2018 Project, Series B, Refunding	5.000%	12/1/32	1,000,000	1,072,821
Xavier University 2020 Project, Series F, Refunding	5.000%	5/1/35	880,000	965,134
Xavier University 2020 Project, Series F, Refunding	5.000%	5/1/36	925,000	1,006,997
Xavier University 2020 Project, Series F, Refunding	4.000%	5/1/38	745,000	726,541
Xavier University 2020 Project, Series F, Refunding	4.000%	5/1/40	600,000	569,411

See Notes to Schedule of Investments.

24	Western Asset Intermediate-Term Municipals Fund 2023 Quarterly Report

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	June 30, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Ohio - (continued)
Ohio State Hospital Revenue:
University Hospitals Health Systems Inc., Series E, Refunding	5.000%	1/15/35	$1,000,000	$1,069,004
University Hospitals Health Systems Inc., Series E, Refunding	5.000%	1/15/36	1,200,000	1,273,726
Ohio State Private Activity Revenue, Portsmouth Bypass Project	5.000%	12/31/39	800,000	801,171	(c)

Total Ohio				31,319,625

Oregon - 0.9%
Lane & Douglas Counties, OR, School District #28J Fern Ridge, GO:
Convertible Deferred Interest, Series A, School Board Guaranty	5.000%	6/15/30	2,480,000	2,625,024	(e)
Convertible Deferred Interest, Series A, School Board Guaranty	5.000%	6/15/30	690,000	729,866
Convertible Deferred Interest, Series A, School Board Guaranty	5.000%	6/15/36	2,000,000	2,119,859	(e)
Medford, OR, Hospital Facilities Authority Revenue, Asante Project, Series A, Refunding	5.000%	8/15/45	2,000,000	2,092,172
Multnomah County, OR, School District #40, David Douglas, GO, Deferred Interest, Series A, School Board Guaranty	0.000%	6/15/33	2,070,000	1,428,515
Multnomah County, OR, School District #7, Reynolds, GO, Deferred Interest, Series B, School Board Guaranty	0.000%	6/15/31	2,000,000	1,447,843
Oregon State Health & Science University, Revenue, Series B, Refunding	5.000%	7/1/35	4,650,000	4,873,104
Port of Portland, OR, Airport Revenue:
Portland International Airport, Series 24B	5.000%	7/1/42	1,530,000	1,564,976	(c)
Portland International Airport, Series 26C, Refunding	5.000%	7/1/27	1,000,000	1,049,984	(c)
Washington Clackamas & Yamhill Counties, OR, School District #88J, GO, Sherwood, School Board Guaranty	5.000%	6/15/32	1,250,000	1,342,447
Washington Multnomah & Yamhill Counties, OR, School District #1J West Union, GO, Hillsboro, School Board Guaranty	5.000%	6/15/34	3,000,000	3,219,562

Total Oregon				22,493,352

See Notes to Schedule of Investments.

Western Asset Intermediate-Term Municipals Fund 2023 Quarterly Report	25

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	June 30, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Pennsylvania - 4.8%
Berks County, PA, IDA, Healthcare Facilities Revenue:
Highlands at Wyomissing, Refunding	5.000%	5/15/32	$400,000	$404,029
Highlands at Wyomissing, Refunding	5.000%	5/15/37	375,000	367,270
Bucks County, PA, Water and Sewer Authority, Sewer System Revenue:
Series A, AGM	4.000%	12/1/42	1,750,000	1,762,085
Series A, AGM	5.250%	12/1/47	2,175,000	2,418,015
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue	5.000%	6/1/30	2,290,000	2,469,464
Cumberland County, PA, Municipal Authority Revenue:
Diakon Lutheran Social Ministries Project	5.000%	1/1/25	265,000	271,987	(g)
Diakon Lutheran Social Ministries Project	5.000%	1/1/26	285,000	292,514	(e)
Diakon Lutheran Social Ministries, Refunding	5.000%	1/1/25	660,000	677,401	(g)
Diakon Lutheran Social Ministries, Refunding	5.000%	1/1/25	1,075,000	1,086,199
Diakon Lutheran Social Ministries, Refunding	5.000%	1/1/26	715,000	733,851	(e)
Diakon Lutheran Social Ministries, Refunding	5.000%	1/1/26	1,500,000	1,514,548
Diakon Lutheran Social Ministries, Refunding	5.000%	1/1/27	300,000	307,909	(e)
Diakon Lutheran Social Ministries, Refunding	5.000%	1/1/27	575,000	580,164
Penn State Health	4.000%	11/1/35	2,000,000	2,014,143
Lancaster County, PA, Hospital Authority Revenue:
Penn State Health, Series 2021	5.000%	11/1/38	1,000,000	1,062,425
Penn State Health, Series 2021	5.000%	11/1/39	1,100,000	1,164,870
Penn State Health, Series 2021	5.000%	11/1/40	1,300,000	1,372,118
Penn State Health, Series 2021	5.000%	11/1/41	1,725,000	1,813,131
Penn State Health, Series 2021	5.000%	11/1/46	3,900,000	4,045,332
Luzerne County, PA, GO, Series A, Refunding, AGM	5.000%	11/15/29	3,000,000	3,097,670
Pennsylvania State Economic Development Financing Authority Revenue, Series A-2	4.000%	5/15/42	1,000,000	969,341

See Notes to Schedule of Investments.

26	Western Asset Intermediate-Term Municipals Fund 2023 Quarterly Report

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	June 30, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Pennsylvania - (continued)
Pennsylvania State Economic Development Financing Authority Revenue, Tax-Exempt Private Activity:
The Penndot Major Bridges Package One Project	5.500%	6/30/41	$3,750,000	$4,094,525	(c)
The Penndot Major Bridges Package One Project	5.750%	6/30/48	13,000,000	14,315,423	(c)
The Penndot Major Bridges Package One Project	5.250%	6/30/53	3,000,000	3,120,471	(c)
The Penndot Major Bridges Package One Project, AGM	5.500%	6/30/40	5,000,000	5,479,767	(c)
Pennsylvania State Turnpike Commission Revenue:
Series B	5.000%	12/1/36	1,000,000	1,108,068
Series B	5.000%	12/1/37	1,750,000	1,918,173
Series B	5.000%	12/1/38	2,000,000	2,193,309
Series B	5.000%	12/1/40	5,690,000	6,143,228
Series B	5.000%	12/1/45	5,060,000	5,370,804
Series B, Refunding	5.000%	12/1/46	2,000,000	2,133,076
Series B, Refunding	5.000%	12/1/47	5,000,000	5,318,374
Subordinated, Series B	4.000%	12/1/46	3,500,000	3,422,087
Philadelphia, PA, Airport Revenue:
Series A, Refunding	5.000%	6/15/33	6,625,000	6,749,482	(c)
Series A, Refunding	5.000%	6/15/34	6,955,000	7,079,624	(c)
Philadelphia, PA, Authority for IDR, Lease Revenue, Refunding	5.000%	10/1/30	3,500,000	3,968,028
Philadelphia, PA, GO:
Series B	5.000%	2/1/35	2,100,000	2,308,647
Series B	5.000%	2/1/36	1,500,000	1,635,451
Philadelphia, PA, School District, GO, Series A, State Aid Withholding	5.000%	9/1/28	2,285,000	2,358,942
Philadelphia, PA, Water & Wastewater Revenue, Series B	5.000%	11/1/49	6,155,000	6,444,172
State Public School Building Authority, PA, Lease Revenue:
Philadelphia SD Project, Series A, Refunding, AGM, State Aid Withholding	5.000%	6/1/31	1,380,000	1,451,431
Philadelphia SD Project, Series A, Refunding, AGM, State Aid Withholding	5.000%	6/1/33	4,150,000	4,348,462

Total Pennsylvania				119,386,010

See Notes to Schedule of Investments.

Western Asset Intermediate-Term Municipals Fund 2023 Quarterly Report	27

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	June 30, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Puerto Rico - 2.8%
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue:
Senior Lien, Series A, Refunding	5.000%	7/1/47	$8,155,000	$7,932,833	(d)
Senior Lien, Series B, Refunding	5.000%	7/1/28	1,120,000	1,149,802	(d)
Puerto Rico Commonwealth Highway & Transportation Authority Revenue:
CAB, Restructured, Series B	0.000%	7/1/32	1,267,000	807,522
Restructured, Series A	5.000%	7/1/62	1,300,000	1,267,500
Puerto Rico Commonwealth, GO:
CAB, Restructured, Series A-1	0.000%	7/1/24	51,221	49,078
CAB, Restructured, Series A-1	0.000%	7/1/33	198,105	121,401
Restructured, Series A-1	5.250%	7/1/23	85,961	85,961
Restructured, Series A-1	5.375%	7/1/25	171,446	175,777
Restructured, Series A-1	5.625%	7/1/27	169,893	179,081
Restructured, Series A-1	5.625%	7/1/29	167,137	179,267
Restructured, Series A-1	5.750%	7/1/31	162,338	177,651
Restructured, Series A-1	4.000%	7/1/33	153,940	146,608
Restructured, Series A-1	4.000%	7/1/35	4,023,371	3,749,933
Restructured, Series A-1	4.000%	7/1/37	10,768,000	9,693,625
Restructured, Series A-1	4.000%	7/1/41	1,461,467	1,273,641
Restructured, Series A-1	4.000%	7/1/46	167,923	142,477
Subseries CW	0.000%	11/1/43	726,987	367,128	(b)
Puerto Rico Electric Power Authority Revenue:
Series A	5.000%	7/1/29	2,750,000	1,038,125	*(h)
Series A	5.000%	7/1/42	3,370,000	1,272,175	*(h)
Series A	5.050%	7/1/42	950,000	358,625	*(h)
Series DDD, Refunding	—	7/1/21	3,460,000	1,297,500	*(i)
Series TT	5.000%	7/1/37	4,775,000	1,802,563	*(h)
Series WW	5.500%	7/1/38	840,000	317,100	*(h)
Series XX	5.250%	7/1/40	7,730,000	2,918,075	*(h)
Series ZZ, Refunding	—	7/1/18	250,000	93,750	*(i)
Series ZZ, Refunding	—	7/1/18	850,000	318,750	*(i)
Series ZZ, Refunding	5.250%	7/1/25	370,000	139,675	*(h)
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue:
CAB, Restructured, Series A-1	0.000%	7/1/27	3,680,000	3,129,600
Restructured, Series A-1	4.550%	7/1/40	680,000	666,050
Restructured, Series A-1	4.750%	7/1/53	9,150,000	8,741,788
Restructured, Series A-1	5.000%	7/1/58	8,180,000	7,994,877

See Notes to Schedule of Investments.

28	Western Asset Intermediate-Term Municipals Fund 2023 Quarterly Report

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	June 30, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Puerto Rico - (continued)
Restructured, Series A-2	4.329%	7/1/40	$4,380,000	$4,176,464
Restructured, Series A-2	4.329%	7/1/40	2,170,000	2,069,161
Restructured, Series A-2A	4.550%	7/1/40	6,040,000	5,916,091

Total Puerto Rico				69,749,654

Rhode Island - 0.3%
Rhode Island State Health & Educational Building Corp. Revenue:
Hospital Financing, Lifespan Obligated Group, Refunding	5.000%	5/15/28	2,500,000	2,558,608
Hospital Financing, Lifespan Obligated Group, Refunding	5.000%	5/15/29	2,000,000	2,048,613
Hospital Financing, Lifespan Obligated Group, Refunding	5.000%	5/15/30	1,570,000	1,607,770

Total Rhode Island				6,214,991

South Carolina - 0.7%
SCAGO, SC, Educational Facilities Corp. for Pickens School District Revenue:
Refunding	5.000%	12/1/29	3,500,000	3,592,892
Refunding	5.000%	12/1/30	2,250,000	2,310,173
South Carolina State Jobs-EDA Hospital Facilities Revenue, Bon Secours Mercy Health Inc., Series A, Refunding	4.000%	12/1/44	5,500,000	5,302,630
South Carolina State Ports Authority Revenue:
Series 2018	5.000%	7/1/36	2,850,000	3,008,431	(c)
Series 2018	5.000%	7/1/37	2,000,000	2,099,386	(c)

Total South Carolina				16,313,512

Tennessee - 2.3%
Clarksville, TN, Water, Sewer & Gas Revenue, Series A	4.000%	2/1/51	8,455,000	8,192,081
Metropolitan Government of Nashville & Davidson County, TN, Water & Sewer Revenue:
Subordinated, Green Bonds, Series A	5.000%	7/1/42	3,200,000	3,364,175
Subordinated, Series B	5.000%	7/1/42	1,500,000	1,576,957
Metropolitan Nashville, TN, Airport Authority Revenue:
Series B	5.000%	7/1/25	1,500,000	1,535,001	(c)
Series B	5.000%	7/1/26	1,750,000	1,814,766	(c)

See Notes to Schedule of Investments.

Western Asset Intermediate-Term Municipals Fund 2023 Quarterly Report	29

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	June 30, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Tennessee - (continued)
Tennessee State Energy Acquisition Corp., Natural Gas Revenue:
Series 2018	4.000%	11/1/25	$9,000,000	$8,952,956	(a)(b)
Series A	5.250%	9/1/24	6,885,000	6,972,784
Series C	5.000%	2/1/24	25,000,000	25,093,843

Total Tennessee				57,502,563

Texas - 8.9%
Arlington, TX, Higher Education Finance Corp., Education Revenue:
Uplift Education, Series A, Refunding, PSF - GTD	5.000%	12/1/34	650,000	690,751
Uplift Education, Series A, Refunding, PSF - GTD	5.000%	12/1/36	915,000	961,928
Uplift Education, Series A, Refunding, PSF - GTD	5.000%	12/1/37	700,000	732,155
Arlington, TX, Special Tax Revenue, Subordinated Lien, Series C, BAM	5.000%	2/15/41	3,750,000	3,809,306
Austin, TX, Airport System Revenue:
Series 2014	5.000%	11/15/30	2,730,000	2,762,618	(c)
Series 2022	5.000%	11/15/36	3,000,000	3,267,668	(c)
Series 2022	5.000%	11/15/37	2,000,000	2,161,066	(c)
Series B	5.000%	11/15/30	5,640,000	6,126,934	(c)
Bexar County, TX, Hospital District:
GO	5.000%	2/15/29	1,500,000	1,627,323
GO	5.000%	2/15/30	2,000,000	2,168,108
GO	5.000%	2/15/31	2,250,000	2,434,954
Central Texas Regional Mobility Authority Revenue, Senior Lien, Series E	5.000%	1/1/45	7,500,000	7,880,384
Central Texas Turnpike System Revenue:
Second Tier, Series C, Refunding	5.000%	8/15/31	10,000,000	10,114,362
Second Tier, Series C, Refunding	5.000%	8/15/32	10,000,000	10,113,575
Dallas, TX, Area Rapid Transit, Sales Tax Revenue:
Series A, Refunding	5.000%	12/1/34	7,500,000	7,850,291	(e)
Series A, Refunding	5.000%	12/1/36	4,250,000	4,438,430	(e)
Dallas, TX, Hotel Occupancy Tax Revenue, Series 2021, Refunding	4.000%	8/15/37	2,600,000	2,515,911
Grand Parkway Transportation Corp., TX, System Toll Revenue, First Tier Toll Revenue, Series C, Refunding	4.000%	10/1/40	5,375,000	5,377,571

See Notes to Schedule of Investments.

30	Western Asset Intermediate-Term Municipals Fund 2023 Quarterly Report

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	June 30, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Texas - (continued)
Gulf Coast, TX, IDA, Solid Waste Disposal Revenue, Citgo Petroleum Corp. Project	4.875%	5/1/25	$3,000,000	$2,993,339	(c)
Harris County, TX, Cultural Education Facilities Finance Corp.:
Hospital Revenue, Texas Children’s Hospital, Series B, Refunding	5.000%	10/1/31	2,700,000	3,085,907	(a)(b)
Thermal Utility Revenue, Teco Project, Refunding	5.000%	11/15/30	600,000	648,314
Harris County, TX, Houston Sports Authority Revenue, Senior Lien, Series A, Refunding, AGM	5.000%	11/15/25	9,000,000	9,200,632
Hays, TX, ISD, GO, Unlimited Tax School Building Bonds, PSF - GTD	4.000%	2/15/47	4,475,000	4,452,856
Houston, TX, Airport System Revenue:
Special Facilities, United Airlines Inc., Airport Improvements Project	5.000%	7/15/28	4,500,000	4,584,677	(c)
Special Facilities, United Airlines Inc., Technical Operations Center Project	5.000%	7/15/28	2,500,000	2,547,043	(c)
Special Facilities, United Airlines Inc., Terminal Improvement Project, Series B-1	4.000%	7/15/41	6,000,000	5,458,906	(c)
Subordinated Lien, Series A, Refunding	5.000%	7/1/33	1,500,000	1,655,011	(c)
Subordinated Lien, Series A, Refunding	5.000%	7/1/34	1,750,000	1,924,725	(c)
Subordinated Lien, Series A, Refunding	4.000%	7/1/35	1,500,000	1,503,104	(c)
Subordinated Lien, Series A, Refunding	4.000%	7/1/36	1,500,000	1,498,909	(c)
Subordinated Lien, Series C, Refunding	5.000%	7/1/30	2,630,000	2,812,063	(c)
Subordinated Lien, Series C, Refunding	5.000%	7/1/32	2,250,000	2,398,028	(c)
Subordinated Lien, Series D, Refunding	5.000%	7/1/30	1,665,000	1,823,357
Subordinated Lien, Series D, Refunding	5.000%	7/1/31	1,800,000	1,962,868
Houston, TX, Utility System Revenue:
Combined First Lien, Series C, Refunding	5.000%	5/15/27	5,000,000	5,067,832
Combined First Lien, Series C, Refunding	5.000%	5/15/28	5,000,000	5,070,816
Love Field, TX, Airport Modernization Corp., General Airport Revenue, Series 2017	5.000%	11/1/31	1,250,000	1,300,785	(c)
Newark, TX, Higher Education Finance Corp., Education Revenue, TLC Academy, Series A	4.000%	8/15/31	1,500,000	1,419,130
North Texas Tollway Authority Revenue:
First Tier, Series A, Refunding	5.000%	1/1/32	2,500,000	2,613,499
First Tier, Series A, Refunding	5.000%	1/1/36	500,000	525,044
First Tier, Series A, Refunding	5.000%	1/1/37	1,305,000	1,364,795
First Tier, Series B, Refunding	5.000%	1/1/34	17,310,000	17,688,646

See Notes to Schedule of Investments.

Western Asset Intermediate-Term Municipals Fund 2023 Quarterly Report	31

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	June 30, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Texas - (continued)
Second Tier, Series B, Refunding	5.000%	1/1/31	$4,000,000	$4,033,571
Port Authority of Houston of Harris County, TX, GO:
Series A, Refunding	5.000%	10/1/36	3,500,000	3,711,441	(c)
Series A, Refunding	5.000%	10/1/37	3,425,000	3,608,014	(c)
Series A, Refunding	5.000%	10/1/38	3,500,000	3,671,124	(c)
Socorro, TX, ISD, GO, School Building, PSF - GTD	5.000%	8/15/41	5,200,000	5,439,931
Southwest Texas, Higher Education Authority Inc. Revenue, Southern Methodist University Project, Refunding	5.000%	10/1/41	1,750,000	1,843,023
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue:
Methodist Hospitals of Dallas	5.000%	10/1/37	1,000,000	1,091,395
Methodist Hospitals of Dallas	5.000%	10/1/39	1,650,000	1,786,241
Methodist Hospitals of Dallas	5.000%	10/1/40	2,000,000	2,155,753
Texas State:
Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue, Senior Lien, Series D	6.250%	12/15/26	13,560,000	14,132,160
Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue, Refunding	5.000%	12/15/26	5,500,000	5,618,012
Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue, Refunding	5.000%	12/15/30	7,000,000	7,271,018
Texas State Private Activity Bond Surface Transportation Corp. Revenue:
Senior Lien, LBJ Infrastructure Group LLC	4.000%	12/31/34	1,500,000	1,482,781
Senior Lien, LBJ Infrastructure Group LLC, I-635 Managed Lanes Project, Series A, Refunding	4.000%	12/31/35	1,100,000	1,074,253
Texas State Public Finance Authority, Lease Revenue:
Refunding	4.000%	2/1/35	2,000,000	2,069,974
Refunding	4.000%	2/1/36	2,325,000	2,387,613
West Harris County, TX, Regional Water Authority Revenue, Series W	4.000%	12/15/45	2,100,000	2,028,414

Total Texas				222,038,339

Utah - 0.6%
Salt Lake City, UT, Airport Revenue, Series A	5.000%	7/1/34	3,000,000	3,153,229	(c)

See Notes to Schedule of Investments.

32	Western Asset Intermediate-Term Municipals Fund 2023 Quarterly Report

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	June 30, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Utah - (continued)
Utah State Charter School Finance Authority, Charter School Revenue, Syracuse Arts Academy Project, UT CSCE	5.000%	4/15/37	$1,285,000	$1,314,385
Utah State Infrastructure Agency, Telecommunications Revenue:
Series 2019	5.000%	10/15/28	1,845,000	1,900,568
Series 2019	4.000%	10/15/33	600,000	575,049
Series 2019	4.000%	10/15/39	925,000	808,085
Series 2021	4.000%	10/15/32	500,000	483,613
Series 2021	4.000%	10/15/35	400,000	372,431
Series 2021	4.000%	10/15/36	200,000	182,494
Utah State Telecommunication Open Infrastructure Agency, Sales Tax & Telecommunications Revenue:
Series 2022, Refunding	5.250%	6/1/37	1,500,000	1,695,165
Series 2022, Refunding	4.375%	6/1/40	2,000,000	2,050,762
Series 2022, Refunding	5.500%	6/1/40	1,400,000	1,585,430

Total Utah				14,121,211

Vermont - 0.0%††
University of Vermont & State Agricultural College, GO, Series A	5.000%	10/1/44	1,000,000	1,060,514

Virginia - 0.4%
Arlington County, VA, IDA Revenue, Virginia Hospital Center, Refunding	5.000%	7/1/28	1,150,000	1,243,048
Virginia Beach, VA, Development Authority, Residential Care Facilities Revenue, Westminster - Canterbury on Chesapeake Bay, Refunding	5.000%	9/1/44	1,500,000	1,358,100
Virginia State Small Business Financing Authority Revenue:
National Senior Campuses, Inc., Series A, Refunding	5.000%	1/1/32	1,000,000	1,072,915
Senior Lien, I-495 Hot Lanes Project, Refunding	5.000%	6/30/42	2,125,000	2,210,081	(c)
Senior Lien, I-495 Hot Lanes Project, Refunding	5.000%	12/31/42	2,000,000	2,078,508	(c)
The Obligated Group of National Senior Campuses Inc., Series A, Refunding	5.000%	1/1/31	1,000,000	1,073,552

Total Virginia				9,036,204

See Notes to Schedule of Investments.

Western Asset Intermediate-Term Municipals Fund 2023 Quarterly Report	33

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	June 30, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Washington - 3.4%
Central Puget Sound, WA, Regional Transit Authority Revenue, Sales Tax & Motor Vehicle Excise Tax Improvement Bonds, Green Bonds, Series S-1	4.000%	11/1/46	$20,000,000	$19,527,122
Energy Northwest, WA, Electric Revenue:
Columbia Generating System, Series A, Refunding	5.000%	7/1/29	5,000,000	5,180,782
Project One, Series A, Refunding	5.000%	7/1/27	8,500,000	8,812,325
Project One, Series A, Refunding	5.000%	7/1/28	10,000,000	10,363,523
Port of Seattle, WA, Intermediate Lien Revenue:
Series 2019	5.000%	4/1/31	3,160,000	3,390,240	(c)
Series 2019	5.000%	4/1/32	3,040,000	3,259,549	(c)
Series A	5.000%	5/1/36	4,000,000	4,144,051	(c)
Series B, Refunding	5.000%	8/1/37	13,185,000	14,179,228	(c)
Series B, Refunding	5.000%	8/1/39	5,000,000	5,347,208	(c)
Washington State Health Care Facilities Authority Revenue:
Commonspirit Health, Series A, Refunding	5.000%	8/1/44	5,375,000	5,548,830
Seattle Cancer Care Alliance, Refunding	5.000%	9/1/38	625,000	665,278
Seattle Cancer Care Alliance, Refunding	5.000%	9/1/40	700,000	739,701
Seattle Cancer Care Alliance, Refunding	5.000%	9/1/45	2,000,000	2,096,419

Total Washington				83,254,256

Wisconsin - 1.2%
Central Brown County, WI, Water Authority System Revenue:
Series A, Refunding	5.000%	11/1/31	2,510,000	2,566,832
Series A, Refunding	5.000%	11/1/32	2,000,000	2,045,023
Series A, Refunding	5.000%	11/1/33	2,000,000	2,044,501
Series A, Refunding	5.000%	11/1/34	2,000,000	2,045,546
Public Finance Authority, WI, Revenue:
Bancroft Neurohealth Project, Series A	5.000%	6/1/36	1,540,000	1,438,356	(d)
Carmelite System Inc., Obligated Group, Series 2020, Refunding	5.000%	1/1/40	1,700,000	1,662,649
Renown Regional Medical Center Project, Series A	5.000%	6/1/36	2,250,000	2,375,263
Village of Mount Pleasant, WI, Tax Increment Revenue, Series A, Moral Obligations	5.000%	4/1/43	7,000,000	7,363,772
Wisconsin State HEFA Revenue:
Bellin Memorial Hospital, Inc., Series A	5.000%	12/1/41	1,000,000	1,048,583

See Notes to Schedule of Investments.

34	Western Asset Intermediate-Term Municipals Fund 2023 Quarterly Report

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	June 30, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Wisconsin - (continued)
Bellin Memorial Hospital, Inc., Series A	5.000%	12/1/42	$1,500,000	$1,572,493
Bellin Memorial Hospital, Inc., Series A	5.000%	12/1/43	2,500,000	2,614,365
Bellin Memorial Hospital, Inc., Series A	5.000%	12/1/45	2,000,000	2,080,317

Total Wisconsin				28,857,700

TOTAL MUNICIPAL BONDS (Cost - $2,407,083,653)				2,366,210,269

MUNICIPAL BONDS DEPOSITED IN TENDER OPTION BOND TRUSTS(j) - 2.1%
New York - 2.1%
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Second General Resolution Fiscal 2023, Subseries AA-3, Refunding	5.000%	6/15/47	24,245,000	26,672,485
New York State Dormitory Authority, State Personal Income Tax Revenue, General Purpose Bonds, Series A	4.000%	3/15/45	25,170,000	24,767,695

TOTAL MUNICIPAL BONDS DEPOSITED IN TENDER OPTION BOND TRUSTS (Cost - $50,780,806)				51,440,180

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $2,457,864,459)				2,417,650,449

SHORT-TERM INVESTMENTS - 3.4%
MUNICIPAL BONDS - 3.4%
California - 0.0%††
University of California Revenue, Series AL-3, Refunding	2.900%	5/15/48	100,000	100,000	(k)(l)

Connecticut - 0.1%
Connecticut State Housing Finance Authority Revenue:
Housing Mortgage Finance, Series C, SPA - TD Bank N.A.	3.950%	11/15/48	100,000	100,000	(k)(l)
Series C-3, SPA - TD Bank N.A.	3.950%	11/15/50	1,250,000	1,250,000	(k)(l)

Total Connecticut				1,350,000

Delaware - 0.0%††
University of Delaware Revenue, Series 2005, Refunding, SPA - TD Bank N.A.	3.600%	11/1/35	860,000	860,000	(k)(l)

Florida - 0.0%††
Florida Gulf Coast University Finance Corp., Capital Improvement Revenue, Housing Projects, Series A, LOC - TD Bank N.A.	3.950%	2/1/38	250,000	250,000	(k)(l)

See Notes to Schedule of Investments.

Western Asset Intermediate-Term Municipals Fund 2023 Quarterly Report	35

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	June 30, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Florida - (continued)
Hillsborough County, FL, IDA Revenue, Baycare Health System, Series B, Refunding, LOC - TD Bank N.A.	3.600%	11/1/38	$600,000	$600,000	(k)(l)
St. Lucie County, FL, Solid Waste Disposal Revenue, Florida Power & Light Co. Project, Refunding	3.900%	5/1/24	160,000	160,000	(c)(k)(l)

Total Florida				1,010,000

Georgia - 0.0%††
Bartow County Development Authority, GA, Solid Waste Disposal Facility Revenue, Georgia Power Company Plant Bowen Project	4.000%	11/1/62	100,000	100,000	(c)(k)(l)

Idaho - 0.0%††
Idaho State Health Facilities Authority Revenue, St. Luke’s Health System, Series C, Refunding, LOC - U.S. Bank N.A.	4.000%	3/1/48	900,000	900,000	(k)(l)

Illinois - 0.1%
Illinois State Finance Authority Revenue, University of Chicago Medical Center, Series B, LOC - Wells Fargo Bank N.A.	3.650%	8/1/44	1,100,000	1,100,000	(k)(l)

Indiana - 0.2%
Indiana State Finance Authority Hospital Revenue:
Parkview Health System Obligated Group, Series B, Refunding, LOC - Wells Fargo Bank N.A.	3.650%	11/1/39	2,420,000	2,420,000	(k)(l)
Parkview Health System Obligated Group, Series D, Refunding, LOC - Wells Fargo Bank N.A.	3.650%	11/1/39	2,810,000	2,810,000	(k)(l)

Total Indiana				5,230,000

Maryland - 0.3%
Maryland State Communities Development Administration Revenue:
Fort Washington Manor Senior Housing, Series A, LOC - Citibank N.A.	3.980%	11/15/38	1,430,000	1,430,000	(c)(k)(l)
Series J, SPA - Wells Fargo Bank N.A.	4.040%	9/1/40	3,440,000	3,440,000	(c)(k)(l)
Maryland State Health & Higher EFA Revenue, University of Maryland Medical System, Series D, LOC - TD Bank N.A.	3.600%	7/1/41	3,500,000	3,500,000	(k)(l)

Total Maryland				8,370,000

See Notes to Schedule of Investments.

36	Western Asset Intermediate-Term Municipals Fund 2023 Quarterly Report

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	June 30, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Massachusetts - 0.1%
Massachusetts State HEFA Revenue, Baystate Medical Center, Series K-1, LOC - TD Bank N.A.	3.550%	7/1/39	$2,295,000	$2,295,000	(k)(l)

Mississippi - 0.2%
Mississippi State Business Finance Corp., Gulf Opportunity Zone, IDR:
Chevron USA Inc. Project, Series B	3.650%	12/1/30	2,500,000	2,500,000	(k)(l)
Chevron USA Inc. Project, Series C	3.650%	12/1/30	100,000	100,000	(k)(l)
Chevron USA Inc. Project, Series F	3.650%	12/1/30	505,000	505,000	(k)(l)
Chevron USA Inc. Project, Series G	3.650%	12/1/30	1,300,000	1,300,000	(k)(l)
Chevron USA Inc. Project, Series G	3.650%	11/1/35	220,000	220,000	(k)(l)
Chevron USA Inc. Project, Series I	3.650%	11/1/35	200,000	200,000	(k)(l)

Total Mississippi				4,825,000

Missouri - 0.2%
Missouri State HEFA Revenue:
BJC Health System, Series A, Refunding, LIQ - U.S. Bank N.A.	3.950%	5/15/38	2,910,000	2,910,000	(k)(l)
BJC Health System, Series C, Refunding, LIQ - BJC Health System	3.950%	5/15/38	300,000	300,000	(k)(l)
Educational Facilities, Saint Louis University, Series B-2, LOC - Wells Fargo Bank N.A.	3.600%	10/1/35	570,000	570,000	(k)(l)
St. Louis University, Series B, LOC - U.S. Bank N.A.	4.000%	10/1/24	100,000	100,000	(k)(l)

Total Missouri				3,880,000

Nevada - 0.0%††
Nevada State Housing Division, Multi Unit Housing Revenue, Series A, LIQ - FNMA, LOC - FNMA	4.000%	4/15/33	200,000	200,000	(c)(k)(l)

New Jersey - 0.2%
New Jersey State Health Care Facilities Financing Authority Revenue, Hospital Capital Asset Financing Program, Series B, Refunding, LOC - TD Bank N.A.	3.950%	7/1/35	3,600,000	3,600,000	(k)(l)

New York - 1.4%
Battery Park City Authority Revenue, NY, Subseries D-2, Refunding, SPA - TD Bank N.A.	3.950%	11/1/38	600,000	600,000	(k)(l)
New York City, NY, GO:
Subseries D-4, LOC - TD Bank N.A.	3.550%	8/1/40	700,000	700,000	(k)(l)
Subseries E-5, LOC - TD Bank N.A.	3.550%	3/1/48	300,000	300,000	(k)(l)

See Notes to Schedule of Investments.

Western Asset Intermediate-Term Municipals Fund 2023 Quarterly Report	37

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	June 30, 2023

(SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York - (continued)
Subseries F-6, SPA - JPMorgan Chase & Co.	3.600%	6/1/44	$9,100,000	$9,100,000	(k)(l)
Subseries I-4, Refunding, LOC - TD Bank N.A.	3.550%	4/1/36	3,500,000	3,500,000	(k)(l)
New York City, NY, HDC:
MFH Revenue, Boricua Village Apartment Site, Series A-2, LOC - Citibank N.A.	4.050%	9/1/42	350,000	350,000	(c)(k)(l)
Multi-Family Mortgage Revenue, The Dorado Apartments, Series A, LOC - Citibank N.A.	3.750%	6/1/40	100,000	100,000	(c)(k)(l)
Multi-Family Rental Housing Revenue, Related West 89th Street Development, Series A, LOC - FNMA	3.950%	11/15/29	3,000,000	3,000,000	(c)(k)(l)
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
Second General Resolution Fiscal 2008, Series BB-5, Refunding, SPA - Bank of America N.A.	3.750%	6/15/33	1,250,000	1,250,000	(k)(l)
Second General Resolution Fiscal 2014, Series AA-1, Refunding, SPA - JPMorgan Chase & Co.	3.600%	6/15/50	1,400,000	1,400,000	(k)(l)
Second General Resolution Fiscal 2014, Series AA-3, Refunding, SPA - TD Bank N.A.	3.550%	6/15/49	2,400,000	2,400,000	(k)(l)
Second General Resolution Fiscal 2014, Series AA-5, Refunding, SPA - Mizuho Bank Ltd.	3.550%	6/15/48	2,100,000	2,100,000	(k)(l)
Second General Resolution Fiscal 2016, Series AA-2, Refunding, SPA - PNC Bank N.A.	3.970%	6/15/48	400,000	400,000	(k)(l)
Second General Resolution Fiscal 2016, Series DD-1, Refunding, SPA - TD Bank N.A.	3.550%	6/15/43	300,000	300,000	(k)(l)
New York City, NY, TFA, Future Tax Secured Revenue, Subseries A-4, Refunding, SPA - TD Bank N.A.	3.550%	11/1/29	7,325,000	7,325,000	(k)(l)
New York State Dormitory Authority Revenue, Cornell University, Series B, SPA - Bank of New York Mellon	3.850%	7/1/33	400,000	400,000	(k)(l)
New York State HFA Revenue, 10 Liberty, Series A, LIQ - FHLMC, LOC - FHLMC	3.700%	5/1/35	165,000	165,000	(k)(l)

Total New York				33,390,000

See Notes to Schedule of Investments.

38	Western Asset Intermediate-Term Municipals Fund 2023 Quarterly Report

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	June 30, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Oregon - 0.1%
Oregon State Facilities Authority Revenue:
Peacehealth, Series A, Refunding, LOC - U.S. Bank N.A.	4.000%	8/1/34	$3,075,000	$3,075,000	(k)(l)
Peacehealth, Series B, Refunding, LOC - TD Bank N.A.	3.600%	8/1/34	100,000	100,000	(k)(l)

Total Oregon				3,175,000

Pennsylvania - 0.1%
Lancaster County, PA, Hospital Authority Revenue, Masonic Homes Project, Series D, Refunding, LOC - JPMorgan Chase & Co.	3.750%	7/1/34	600,000	600,000	(k)(l)
Lancaster, PA, IDA Revenue, Willow Valley Retirement Communities Project, Series C, LOC - PNC Bank N.A.	4.010%	12/1/39	700,000	700,000	(k)(l)
Pennsylvania State Turnpike Commission Revenue, Series 2020, Refunding, LOC - TD Bank N.A.	3.950%	12/1/39	2,120,000	2,120,000	(k)(l)

Total Pennsylvania				3,420,000

Texas - 0.4%
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue, Texas Children’s Hospital, Series C, Refunding, SPA - Bank of America N.A.	3.600%	10/1/41	200,000	200,000	(k)(l)
Lower Neches Valley Authority, TX, Industrial Development Corp. Revenue:
ExxonMobil Corp., Series A, Refunding	3.650%	11/1/29	970,000	970,000	(k)(l)
ExxonMobil Corp., Series B, Refunding	3.700%	11/1/29	6,625,000	6,625,000	(c)(k)(l)
ExxonMobil Corp., Subordinated, Series B-4, Refunding	3.700%	3/1/33	500,000	500,000	(c)(k)(l)
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Baylor Health Care System Project, Series C, Refunding, LOC - TD Bank N.A.	3.600%	11/15/50	2,315,000	2,315,000	(k)(l)

Total Texas				10,610,000

TOTAL SHORT-TERM INVESTMENTS (Cost - $84,415,000)				84,415,000

TOTAL INVESTMENTS - 100.7% (Cost - $2,542,279,459)				2,502,065,449
TOB Floating Rate Notes - (1.2)%				(28,745,000)
Other Assets in Excess of Other Liabilities - 0.5%				11,419,294

TOTAL NET ASSETS - 100.0%				$2,484,739,743

See Notes to Schedule of Investments.

Western Asset Intermediate-Term Municipals Fund 2023 Quarterly Report	39

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2023

††	Represents less than 0.1%.

*	Non-income producing security.

(a)	Maturity date shown represents the mandatory tender date.

(b)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(d)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(e)	Pre-Refunded bonds are generally escrowed with U.S. government obligations and/or U.S. government agency securities.

(f)	Securities traded on a when-issued or delayed delivery basis.

(g)	Bonds are generally escrowed to maturity by government securities and/or U.S. government agency securities.

(h)	The coupon payment on this security is currently in default as of June 30, 2023.

(i)	The maturity principal is currently in default as of June 30, 2023.

(j)	Represents securities deposited into a special purpose entity, referred to as a Tender Option Bond (“TOB”) trust.

(k)

Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the remarketing agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s Short-term Obligation Rate Transparency System.

(l)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

See Notes to Schedule of Investments.

40	Western Asset Intermediate-Term Municipals Fund 2023 Quarterly Report

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2023

Abbreviation(s) used in this schedule:

AGM	— Assured Guaranty Municipal Corporation — Insured Bonds
BAM	— Build America Mutual — Insured Bonds
CAB	— Capital Appreciation Bonds
CDA	— Communities Development Authority
COP	— Certificates of Participation
CSCE	— Charter School Credit Enhancement
DFA	— Development Finance Agency
EDA	— Economic Development Authority
EDC	— Economic Development Corporation
EFA	— Educational Facilities Authority
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
GO	— General Obligation
GTD	— Guaranteed
HDC	— Housing Development Corporation
HEFA	— Health & Educational Facilities Authority
HFA	— Housing Finance Agency
IDA	— Industrial Development Authority
IDR	— Industrial Development Revenue
ISD	— Independent School District
LIQ	— Liquidity Facility
LOC	— Letter of Credit
MFA	— Municipal Finance Authority
MFH	— Multi-Family Housing
MTA	— Metropolitan Transportation Authority
NATL	— National Public Finance Guarantee Corporation — Insured Bonds
PCFA	— Pollution Control Financing Authority
PCR	— Pollution Control Revenue
PEA	— Public Energy Authority
PSF	— Permanent School Fund
Q-SBLF	— Qualified School Board Loan Fund
SCAGO	— South Carolina Association of Government Organizations
SD	— School District
SIFMA	— Securities Industry and Financial Markets Association
SPA	— Standby Bond Purchase Agreement — Insured Bonds
TFA	— Transitional Finance Authority
USD	— Unified School District

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Western Asset Intermediate-Term Municipals Fund 2023 Quarterly Report	41

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Intermediate-Term Municipals Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

Pursuant to policies adopted by the Board of Trustees, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies

42

Notes to Schedule of Investments (unaudited) (continued)

include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — unadjusted quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

43

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
			SIGNIFICANT
		OTHER SIGNIFICANT	UNOBSERVABLE
	QUOTED PRICES	OBSERVABLE INPUTS	INPUTS
DESCRIPTION	(LEVEL 1)	(LEVEL 2)	(LEVEL 3)	TOTAL
Long-Term Investments†:
Municipal Bonds	—	$2,366,210,269	—	$2,366,210,269
Municipal Bonds Deposited in Tender Option Bond Trusts	—	51,440,180	—	51,440,180

Total Long-Term Investments	—	2,417,650,449	—	2,417,650,449

Short-Term Investments†	—	84,415,000	—	84,415,000

Total Investments	—	$2,502,065,449	—	$2,502,065,449

†	See Schedule of Investments for additional detailed categorizations.

44